Federated Hermes Kaufmann Fund II
Portfolio of Investments
March 31, 2025 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—97.0%
		Communication Services—2.3%
970		Meta Platforms, Inc.	$ 559,069
3,060	[1]	Spotify Technology S.A.	1,683,092
11,300	[1]	Trade Desk, Inc./The	618,336
		TOTAL	2,860,497
		Consumer Discretionary—12.3%
4,225	[1]	Airbnb, Inc.	504,718
10,460	[1]	Amazon.com, Inc.	1,990,120
10,625	[1]	Birkenstock Holding PLC	487,156
4,300	[1]	Cava Group, Inc.	371,563
22,800	[1]	Chipotle Mexican Grill, Inc.	1,144,788
5,815	[1]	DoorDash, Inc.	1,062,807
28,500	[1]	DraftKings, Inc.	946,485
850	[1]	Duolingo, Inc.	263,959
5,140	[1]	Floor & Decor Holdings, Inc.	413,616
425	[1]	Mercadolibre, Inc.	829,120
9,300		Moncler SpA	574,666
13,603	[1]	On Holding AG	597,444
5,600	[1]	Planet Fitness, Inc.	541,016
47,727	[1]	Sportradar Group AG	1,031,858
3,241		Texas Roadhouse, Inc.	540,048
7,511		TJX Cos., Inc.	914,840
25,500	[1]	Viking Holdings Ltd.	1,013,625
8,414		Wingstop, Inc.	1,898,030
		TOTAL	15,125,859
		Consumer Staples—2.9%
1,650		Costco Wholesale Corp.	1,560,537
5,750	[1]	Maplebear, Inc.	229,368
11,302		Philip Morris International, Inc.	1,793,966
		TOTAL	3,583,871
		Energy—1.4%
3,750		Cheniere Energy, Inc.	867,750
4,100		Targa Resources, Inc.	821,927
		TOTAL	1,689,677
		Financials—9.2%
16,200		Apollo Global Management, Inc.	2,218,428
990		BlackRock, Inc.	937,015
136,500	[1]	Blue Owl Capital, Inc.	2,735,460
17,165		Hamilton Lane, Inc.	2,551,921
1,620		JPMorgan Chase & Co.	397,386
1,135		MSCI, Inc., Class A	641,842
2,850		S&P Global, Inc.	1,448,085
14,200	[1]	Toast, Inc.	471,014
		TOTAL	11,401,151
		Health Care—21.0%
58,700	[1,2]	Albireo Pharma CVR, Rights	126,205
1,587	[1]	Amphastar Pharmaceuticals, Inc.	46,007
60,160	[1]	Arcturus Therapeutics Holdings, Inc.	637,094

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
9,014	[1]	Argenx SE	$ 5,323,427
161,911	[1,2,3]	AstraZeneca PLC, Rights	89,051
196,600	[1]	aTyr Pharma, Inc.	593,732
17,415	[1]	Boston Scientific Corp.	1,756,825
56,475	[1,2]	Contra Akouos, Inc., Rights	29,706
2,809		Danaher Corp.	575,845
57,889	[1]	EyePoint Pharmaceuticals, Inc.	313,758
10,800	[1]	Guardant Health, Inc.	460,080
76,500	[1]	IDEAYA Biosciences, Inc.	1,253,070
3,430	[1]	Inspire Medical Systems, Inc.	546,330
5,606	[1]	Insulet Corp.	1,472,192
3,230	[1]	Intuitive Surgical, Inc.	1,599,722
19,371	[1]	Legend Biotech Corp., ADR	657,258
925	[1]	Madrigal Pharmaceuticals, Inc.	306,388
9,334	[1]	Merus NV	392,868
21,275	[1]	Minerva Neurosciences, Inc.	36,168
18,800	[1]	Moonlake Immunotherapeutics	734,516
8,929	[1]	Natera, Inc.	1,262,650
7,862	[1]	PROCEPT BioRobotics Corp.	458,040
177,254	[1]	Regulus Therapeutics, Inc.	310,195
97,414	[1]	Rezolute, Inc.	282,501
19,441	[1]	Rhythm Pharmaceuticals, Inc.	1,029,790
4,307	[1,2,4]	Sail Biomedicines, Inc.	102,315
3,500	[1]	Sarepta Therapeutics, Inc.	223,370
11,012	[1]	Scynexis, Inc.	10,485
12,800	[1]	Structure Therapeutics, Inc., ADR	221,568
3,125		Stryker Corp.	1,163,281
1,917		UCB S.A.	338,089
26,300	[1]	Ultragenyx Pharmaceutical, Inc.	952,323
3,000	[1]	Veeva Systems, Inc.	694,890
12,450	[1]	Vera Therapeutics, Inc.	299,049
7,649	[1]	Vericel Corp	341,298
13,561	[1]	Verona Pharma PLC, ADR	860,988
3,939	[1]	Zealand Pharma AS	296,462
22,579	[1,3]	Zenas Biopharma, Inc.	178,374
		TOTAL	25,975,910
		Industrials—18.0%
2,375	[1]	Axon Enterprise, Inc.	1,249,131
3,250		Comfort Systems USA, Inc.	1,047,573
7,250		Eaton Corp. PLC	1,970,768
9,250		GE Aerospace	1,851,388
5,475	[1]	GE Vernova, Inc.	1,671,408
8,970		HEICO Corp.	2,396,694
2,045		Howmet Aerospace, Inc.	265,298
17,633	[1]	Loar Holdings, Inc.	1,245,771
11,000		Quanta Services, Inc.	2,795,980
42,750	[1]	StandardAero, Inc.	1,138,860
5,475		Trane Technologies PLC	1,844,637
12,704	[1]	Uber Technologies, Inc.	925,613
14,300		Veralto Corp.	1,393,535
11,769		Vertiv Holdings Co.	849,722

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
8,744		Wabtec Corp.	$ 1,585,724
		TOTAL	22,232,102
		Information Technology—21.0%
702	[1]	AppLovin Corp.	186,009
4,680	[1]	Crowdstrike Holdings, Inc.	1,650,074
3,120	[1]	CyberArk Software, Ltd.	1,054,560
8,870	[1]	Datadog, Inc.	879,993
13,900	[1]	Elastic N.V.	1,238,490
1,139	[1]	Gartner, Inc., Class A	478,084
670	[1]	HubSpot, Inc.	382,764
142	[1]	Impinj, Inc.	12,879
970		KLA Corp.	659,406
38,900	[1]	Klaviyo, Inc.	1,177,114
4,100		Micron Technology, Inc.	356,249
3,150		Microsoft Corp.	1,182,479
2,260		Motorola Solutions, Inc.	989,451
11,382		NVIDIA Corp.	1,233,581
3,896	[1]	Palantir Technologies, Inc.	328,822
7,846	[1]	Palo Alto Networks, Inc.	1,338,842
7,755	[1]	Q2 Holdings, Inc.	620,478
48,100	[1]	QXO, Inc.	651,274
16,991	[1]	Rubrik, Inc.	1,036,111
4,760		Salesforce, Inc.	1,277,394
50,445	[1]	SentinelOne, Inc.	917,090
2,143	[1]	ServiceNow, Inc.	1,706,128
20,800	[1]	Shopify, Inc.	1,984,008
4,380	[1]	Snowflake, Inc.	640,181
5,614		Taiwan Semiconductor Manufacturing Co. Ltd. ADR	931,924
2,380	[1]	Tyler Technologies, Inc.	1,383,708
8,600	[1]	Vertex, Inc.	301,086
3,559	[1]	Wix.com Ltd.	581,469
3,000	[1]	Workday, Inc.	700,590
		TOTAL	25,880,238
		Materials—3.4%
16,960		Agnico Eagle Mines Ltd.	1,838,634
2,550		Eagle Materials, Inc.	565,922
1,180		Martin Marietta Materials	564,193
3,570		Sherwin-Williams Co.	1,246,608
		TOTAL	4,215,357
		Real Estate—3.5%
28,121	[1]	CoStar Group, Inc.	2,228,027
7,130		Gaming and Leisure Properties, Inc.	362,917
19,765		Healthpeak Properties, Inc.	399,648
5,700		Ryman Hospitality Properties, Inc.	521,208
25,831		VICI Properties, Inc.	842,607
		TOTAL	4,354,407
		Utilities—2.0%
5,700		American Electric Power Co., Inc.	622,839
5,698		Duke Energy Corp.	694,985
11,400		NextEra Energy, Inc.	808,146

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—continued
2,576		Vistra Corp.	$ 302,525
		TOTAL	2,428,495
		TOTAL COMMON STOCKS (IDENTIFIED COST $77,529,176)	119,747,564
		PREFERRED STOCKS—0.6%
		Health Care—0.6%
60,006	[2,4]	CeQur S.A.	277,152
32,229		Regulus Therapeutics, Inc.	56,401
1,382		Regulus Therapeutics, Inc.	241,850
880		Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	154,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $702,492)	729,403
		WARRANTS—0.2%
		Health Care—0.2%
5,250	[1]	Minerva Neurosciences, Inc., Warrants Expiration Date 12/31/2099	8,925
5,696	[1]	Rezolute, Inc., Warrants Expiration Date 10/8/2027	1,938
1,400	[1]	Rezolute, Inc., Warrants Expiration Date 1/1/2099	4,060
25,100	[1]	Rezolute, Inc., Warrants Expiration Date 6/24/2099	72,790
44,952	[1]	Rezolute, Inc., Warrants Expiration Date 12/31/2099	130,361
644	[1]	Scynexis, Inc., Warrants Expiration Date 4/26/2029	201
53,000	[1]	Scynexis, Inc., Warrants Expiration Date 1/1/2099	50,461
		TOTAL WARRANTS (IDENTIFIED COST $663,878)	268,736
		INVESTMENT COMPANY—0.1%
173,524		Federated Hermes Government Obligations Fund, Premier Shares 4.26%[5] (IDENTIFIED COST $173,524)	173,524
		REPURCHASE AGREEMENT—1.8%
$2,183,000		Interest in $1,101,000,000 joint repurchase agreement 4.37%, dated 3/31/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,101,133,649 on 4/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 6/1/2051 and the market value of those underlying securities was $1,123,156,323. (IDENTIFIED COST $2,183,000)	2,183,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $81,252,070)[6]	123,102,227
		OTHER ASSETS AND LIABILITIES - NET—0.3%	313,986
		NET ASSETS—100%	$123,416,213

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended March 31, 2025, were as follows:
Affiliated	Value as of 12/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 3/31/2025	Shares Held as of 3/31/2025	Dividend Income
Health Care:
Arcturus Therapeutics Holdings, Inc.	$1,020,915	$—	$—	$(383,821)	$—	$637,094	60,160	$—
aTyr Pharma, Inc.	$711,692	$—	$—	$(117,960)	$—	$593,732	196,600	$—
EyePoint Pharmaceuticals, Inc.	$431,273	$—	$—	$(117,515)	$—	$313,758	57,889	$—
IDEAYA Biosciences, Inc.	$1,966,050	$—	$—	$(712,980)	$—	$1,253,070	76,500	$—
Minerva Neurosciences, Inc.	$47,231	$—	$—	$(11,063)	$—	$36,168	21,275	$—
Minerva Neurosciences, Inc., Warrants Expiration Date 12/31/2099	$11,655	$—	$—	$(2,730)	$—	$8,925	5,250	$—
Regulus Therapeutics, Inc.	$50,922	$—	$—	$5,479	$—	$56,401	32,229	$—
Regulus Therapeutics, Inc.	$273,583	$7,402	$—	$29,210	$—	$310,195	177,254	$—
Regulus Therapeutics, Inc.	$218,356	$—	$—	$23,494	$—	$241,850	1,382	$—
Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	$139,040	$—	$—	$14,960	$—	$154,000	880	$—
Rezolute, Inc.	$477,329	$—	$—	$(194,828)	$—	$282,501	97,414	$—
Rezolute, Inc., Warrants Expiration Date 10/8/2027	$6,458	$—	$—	$(4,520)	$—	$1,938	5,696	$—
Rezolute, Inc., Warrants Expiration Date 1/1/2099	$6,860	$—	$—	$(2,800)	$—	$4,060	1,400	$—
Rezolute, Inc., Warrants Expiration Date 6/24/2099	$122,990	$—	$—	$(50,200)	$—	$72,790	25,100	$—
Rezolute, Inc., Warrants Expiration Date 12/31/2099	$220,265	$—	$—	$(89,904)	$—	$130,361	44,952	$—
Scynexis, Inc.	$13,325	$—	$—	$(2,840)	$—	$10,485	11,012	$—
Scynexis, Inc., Warrants Expiration Date 4/26/2029	$299	$—	$—	$(98)	$—	$201	644	$—
Scynexis, Inc., Warrants Expiration Date 1/1/2099	$64,130	$—	$—	$(13,669)	$—	$50,461	53,000	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$5,782,373	$7,402	$—	$(1,631,785)	$—	$4,157,990	868,637	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2024	$1,061,889
Purchases at Cost	$4,503,118
Proceeds from Sales	$(5,391,483)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2025	$173,524
Shares Held as of 3/31/2025	173,524
Dividend Income	$14,807

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$150,482	$173,524

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2025, these restricted securities amounted to $379,467, which represented 0.3% of total net assets.

Additional information on restricted securities held at March 31, 2025, is as follows:
Security	Acquisition Date	Cost	Value
CeQur S.A.	3/26/2021	$321,274	$277,152
Sail Biomedicines, Inc.	7/28/2021	$120,596	$102,315

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;

■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$95,587,417	$—	$258,226	$95,845,643
International	17,280,226	6,532,644	89,051	23,901,921
Preferred Stocks
Domestic	56,401	395,850	—	452,251
International	—	—	277,152	277,152
Debt Securities:
Warrants	216,136	52,600	—	268,736
Investment Company	173,524	—	—	173,524
Repurchase Agreement	—	2,183,000	—	2,183,000
TOTAL SECURITIES	$113,313,704	$9,164,094	$624,429	$123,102,227

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right